Pay vs Performance Disclosure	12 Months Ended
	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 25, 2021 USD ($)	Dec. 26, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2023 Pay Versus Performance

We are providing the following required information about the relationship between executive compensation actually paid and certain financial performance of Cohu as required by Item 402(v) of Regulation S-K. Further details regarding Cohu’s variable pay-for-performance philosophy and how Cohu aligns executive compensation with company performance, refer to “Executive Compensation and Other Information” above in the CD&A.

2023 Pay Versus Performance Table

Compensation Actually Paid (“CAP”)

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Other NEOs (3)	Average Compensation Actually Paid to Other NEOs (4)	Total Share- holder Return (5)	Peer Group Total Share- holder Return (6)	Net Income (7)	Non-GAAP Pre-
	($)	($)	($)	($)	($)	($)	($M)	tax Income (8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	6,536,607	3,579,668	1,727,107	1,468,472	159.14	191.07	28.2	16.6%
2022	5,315,286	5,406,262	1,546,037	1,547,883	144.12	137.78	96.8	21.8%
2021	4,582,416	959,803	1,360,173	597,988	170.92	183.27	167.3	19.5%
2020	3,315,895	12,097,614	1,093,312	3,117,583	174.25	128.00	(13.8)	9.4%

(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Müller, our Chief Executive Officer (“CEO”) for each corresponding year in the “Total” column of the Summary Compensation Table in each applicable year.

(2)

The dollar amounts reported in column (c) are the amount of “compensation actually paid” to Dr. Müller as defined by Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Müller during the applicable year. The adjustments made to Dr. Müller’s total compensation for each year to determine the CAP are detailed in the CEO Summary Compensation Table Total to CAP Reconciliation table below.

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Dr. Müller, our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts and “compensation actually paid” in 2023, 2022 and 2021 are as follows: Mr. Jeffrey Jones, Mr. Christopher Bohrson, Mr. Thomas Kampfer and Mr. Ian Lawee. The NEOs included for purpose of calculating the average amounts and “compensation actually paid” in 2020 are as follows: Mr. Jeffrey Jones, Mr. Christopher Bohrson, Mr. Thomas Kampfer and Mr. Pascal Ronde.

(4)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Müller), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Dr. Müller) during the applicable year. The adjustments made to the NEO’s total compensation for each year to determine the CAP are detailed in the Average Other NEO Summary Compensation Table Total to CAP Reconciliation table below.

(5)	Cumulative TSR is calculated assuming a $100 investment in Cohu’s common stock, on December 29, 2019.
(6)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the custom Peer Group Index as reported in the Comparative Stock Performance Graph in Cohu’s 2023 Annual Report on Form 10-K and is made up of Advanced Energy Industries, Inc., Alpha & Omega Semiconductor Limited, Axcelis Technologies, Inc., Badger Meter, Inc., Cirrus Logic, Inc., FormFactor, Inc., Harmonic Inc., Ichor Holdings Ltd., Kulicke and Soffa Industries, Inc., MACOM Technology Solutions Holdings, Inc., MaxLinear, Inc., Novanta, Inc., Onto Innovation, OSI Systems, Inc., Photronics, Inc., Smart Global Holdings, Inc., Ultra Clean Holdings, Inc. and Veeco Instruments, Inc. The only change from the custom peer group used in 2022 was the removal of National Instruments Corporation, due to it being acquired by Emerson Electric Co, and therefore the data reported in the 2023 CAP table has been recalculated removing National Instruments Corporation’s shareholder return values. As reported in the 2022 CAP table, the Peer Group Total Shareholder Return rate for 2020, 2021 and 2022 when the Peer Group included National Instruments Corporation was 130.92, 171.53 and 124.23 respectively.

(7)	The dollar amounts reported represent the amount of net income reflected in Cohu’s audited financial statements for the applicable year.
(8)

While we believe that the Relative Total Stockholder Return (“RTSR”) Percentile used in Cohu’s annual Long-Term Incentive (“LTI”) plan as described in the CD&A is the most important financial measure used to link compensation actually paid to our NEOs, this RTSR is calculated over a three-year period and therefore cannot be used in this table. As Cohu uses other financial and non-financial performance measures for the purpose of evaluating performance for compensation programs, Cohu determined that the non-GAAP pre-tax income as a percentage of sales performance used in the annual Short-Term Incentive (“STI”) plan as described in the CD&A represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to company performance.

To calculate the CAP, the following amounts were deducted from and added to the Summary Compensation Table (“SCT”) total compensation.

PEO Total Compensation Amount	$ 6,536,607	$ 5,315,286	$ 4,582,416	$ 3,315,895
PEO Actually Paid Compensation Amount	$ 3,579,668	5,406,262	959,803	12,097,614
Adjustment To PEO Compensation, Footnote

CEO SCT Total to CAP Reconciliation

Year	Reported Summary Compensation Table Total for CEO	Reported Value of Equity Awards (1)	Equity Award Adjustments (2)	Reported Change in the Actuarial Present Value of Pension Benefits (3)	Pension Benefits (3)	CAP to CEO
	($)	($)	($)	($)	($)	($)
2023	6,536,607	(5,051,219)	2,094,280	N/A	N/A	3,579,668
2022	5,315,286	(3,321,901)	3,412,877	N/A	N/A	5,406,262
2021	4,582,416	(2,891,579)	(731,034)	N/A	N/A	959,803
2020	3,315,895	(2,138,683)	10,920,402	N/A	N/A	12,097,614

(1)	The grant date fair value of equity awards represents the amounts reported in the “Stock Awards” column in the SCT for each applicable year.
(2)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are detailed in the Equity Component of CAP Reconciliation tables that follow.

(3)	Neither the CEO nor any other NEO has Pension Benefits.

CEO Equity Component of CAP Reconciliation

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2023	1,557,302	252,541	-	284,437	-	-	2,094,280
2022	4,186,241	(287,392)	-	63,290	(549,262)	-	3,412,877
2021	2,406,454	(3,329,004)	-	191,516	-	-	(731,034)
2020	7,919,582	3,665,406	-	(473,527)	(191,059)	-	10,920,402

Non-PEO NEO Average Total Compensation Amount	$ 1,727,107	1,546,037	1,360,173	1,093,312
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,468,472	1,547,883	597,988	3,117,583
Adjustment to Non-PEO NEO Compensation Footnote

Average Other NEOs SCT Total to CAP Reconciliation

Year	Average Reported Summary Compensation Table Total for Other NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (1)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefits	Average CAP to Other NEOs
	($)	($)	($)	($)	($)	($)
2023	1,727,107	(1,054,404)	795,769	N/A	N/A	1,468,472
2022	1,546,037	(693,436)	695,282	N/A	N/A	1,547,883
2021	1,360,173	(610,078)	(152,107)	N/A	N/A	597,988
2020	1,093,312	(468,046)	2,492,317	N/A	N/A	3,117,583

(1)	The amounts deducted or added in calculating the equity award adjustments are detailed in the Equity Component of CAP Reconciliation tables that follow.

Other NEO Equity Component of CAP Reconciliation

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)
2023	391,724	46,783	-	357,261	-	795,768
2022	873,864	(61,393)	-	(1,846)	(115,343)	695,282
2021	507,725	(695,566)	-	35,734	-	(152,107)
2020	1,653,794	967,413	-	(96,793)	(32,097)	2,492,317

Compensation Actually Paid vs. Total Shareholder Return

Relationship of Financial Performance Measures to Compensation Actually Paid

These financial performance measures are not all reflected in the Pay versus Performance table above and as Cohu generally seeks to incentivize long-term performance, we do not specifically align performance measures with compensation actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. As the table and subsequent charts show, the required equity adjustments to determine CAP results in yearly swings in CAP levels that are heavily influenced by timing of past equity awards and stock price fluctuations rather than actual company or executive performance in any given year. We are providing the following required descriptions of the relationships between information presented in the Pay versus Performance table.

We selected our Comparative Stock Performance Graph custom Peer Group Index for the Cumulative TSR metric as it is comprised from companies within our industry and we believe reflects an appropriate comparison group for executive compensation. As discussed above, due to one of the Peer Group companies being acquired in 2023, we are illustrating both the historical Peer Group Index Cumulative TSR and the current Peer Group Index Cumulative TSR. Cohu’s Cumulative TSR (calculated assuming a $100 investment in Cohu’s common stock, on December 29, 2019) has outperformed our current peer group for two of the four years being compared. There does not appear to be a direct correlation between the performance of Cumulative TSR to CAP as discussed above.

Compensation Actually Paid vs. Net Income

Cohu does not use GAAP Net Income in determining compensation paid to any of our CEO and other NEOs. This data is reported to comply with the requirements of Item 402(v) of Regulation S-K.

Cohu uses its results in non-GAAP pretax income to determine 70% of the compensation earned under the STI plan as Short-Term Incentive Plan section of the CD&A. We selected this metric as we feel it has the most direct impact on compensation levels earned by our CEO and other NEOs. Cohu’s non-GAAP pretax income performance exceeded the target level of 15% in three of the four years presented below. While there is a general directional relationship of CAP to the performance of non-GAAP pretax income, the amplitude of CAP does not appear to have a direct correlation to the level of non-GAAP pretax income for the reasons discussed above.

Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

2023 Tabular List of Financial Performance Measures

As described in greater detail in the CD&A, Cohu’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics used for both our long-term and short-term incentive programs are selected to incentivize our NEOs to increase the value of our enterprise to our shareholders. We use three financial performance measures to determine the compensation of our CEO and all other NEOs as discussed in the CD&A above. The most important financial performance measures used by Cohu to link executive compensation actually paid to the NEOs for the most recently completed fiscal year are:

●	Relative Total Stockholder Return (RTSR) of Cohu stock versus the Russel 2000 Index
●	Non-GAAP Pretax Income
●	Four-year Rolling Sales Growth

Non-GAAP Pretax Income and the Four-year Rolling Sales metrics are used to determine the Short-Term Incentive Program and the RTSR versus the Russel 2000 Index is used in the to determine the Long-Term Incentive Program earned Performance Share Units. These two programs determine a significant proportion of our CEO and other NEO’s annual compensation earned.

Total Shareholder Return Amount	$ 159.14	144.12	170.92	174.25
Peer Group Total Shareholder Return Amount	191.07	137.78	183.27	128
Net Income (Loss)	$ 28,200,000	$ 96,800,000	$ 167,300,000	$ (13,800,000)
Company Selected Measure Amount	16.6	21.8	19.5	9.4
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return (RTSR) of Cohu stock versus the Russel 2000 Index
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Pretax Income
Measure:: 3
Pay vs Performance Disclosure
Name	Four-year Rolling Sales Growth
PEO Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,051,219)	$ (3,321,901)	$ (2,891,579)	$ (2,138,683)
PEO Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,094,280	3,412,877	(731,034)	10,920,402
PEO Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,557,302	4,186,241	2,406,454	7,919,582
PEO Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	252,541	(287,392)	(3,329,004)	3,665,406
PEO Fair Value as of Vesting Date of Equity Awards Granted and Vested in The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO Year over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vest in The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	284,437	63,290	191,516	(473,527)
PEO Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(549,262)	0	(191,059)
PEO Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,094,280	3,412,877	(731,034)	10,920,402
NEO Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,054,404)	(693,436)	(610,078)	(468,046)
NEO Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	795,769	695,282	(152,107)	2,492,317
NEO Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	391,724	873,864	507,725	1,653,794
NEO Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,783	(61,393)	(695,566)	967,413
NEO Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
NEO Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	357,261	(1,846)	35,734	(96,793)
NEO Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(115,343)	0	(32,097)
NEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 795,768	$ 695,282	$ (152,107)	$ 2,492,317